UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SHORT-TERM FUND -  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2005



[LOGO OF USAA]
   USAA(R)

                              USAA SHORT-TERM Fund

                                               [GRAPHIC OF USAA SHORT-TERM FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2005                                 USAA National Tax-Exempt Funds

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies:
                       JPMorgan Chase Bank, N.A., Morgan Stanley, or Wells Fargo Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following companies: Connecticut General Life Insurance, Continental Casualty Co., Fannie Mae, Montana Board of Investments, or Texas Permanent School Fund.

              (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP      Certificate of Participation

              CP       Commercial Paper

              ETM      Escrowed to final maturity

              GO       General Obligation

              IDA      Industrial Development Authority/Agency

              IDB      Industrial Development Board

              IDRB     Industrial Development Revenue Bond

              ISD      Independent School District

              MFH      Multifamily Housing

              MLO      Municipal Lease Obligation

              PCRB     Pollution Control Revenue Bond

              PRE      Prerefunded to a date prior to maturity

              RB       Revenue Bond

              SAVRS    Select Auction Variable Rate Securities

2

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                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON           FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (43.2%)

             ALABAMA (0.1%)
  $ 1,000    Prattville Industrial Development PCRB, Series 1998                                 4.90%      9/01/2008   $    1,051

             ALASKA (0.5%)
    6,500    North Slope Borough GO, Series 1998A (INS)                                          4.60(a)    6/30/2008        5,924

             ARIZONA (1.3%)
             Arizona Health Facilities Auth. RB,
    1,495      Series 2004A                                                                      4.00       4/01/2010        1,528
    1,350      Series 2004A                                                                      4.00       4/01/2012        1,372
    3,500    Prescott Health Care Facility IDA RB, Series 2001                                   4.50      10/17/2006        3,552
   10,000    Transportation Board RB, Series 2002                                                5.00      12/15/2005       10,109

             COLORADO (0.7%)
    1,145    Beacon Point Metropolitan District RB, Series 2005B (LOC - Compass Bank)            4.38      12/01/2015        1,155
             Denver Health and Hospital Auth. RB,
    1,180      Series 1998A                                                                      5.13      12/01/2006        1,206
    1,250      Series 1998A                                                                      5.25      12/01/2007        1,295
    1,250      Series 1998A                                                                      5.25      12/01/2008        1,307
      150      Series 2001A                                                                      5.25      12/01/2006          154
      370      Series 2001A                                                                      5.25      12/01/2007          383
    2,570    High Plains Metropolitan District RB, Series 2005B (LOC - Compass Bank)             4.38      12/01/2015        2,592

             CONNECTICUT (0.2%)
             Mashantucket (Western) Pequot Tribe RB,
    1,235      Series 1996A (ETM)(c)                                                             6.50       9/01/2006        1,290
    1,265      Series 1996A(c)                                                                   6.50       9/01/2006        1,307

             HAWAII (0.4%)
    4,720    Honolulu GO, Series 1999C (INS)                                                     5.00       7/01/2008        5,008

             IDAHO (0.2%)
             Health Facilities Auth. RB,
      860      Series 1998 (ETM)                                                                 5.38       5/01/2006          874
      950      Series 1998 (ETM)                                                                 5.38       5/01/2007          982
    1,005      Series 1998 (ETM)                                                                 5.38       5/01/2008        1,052

             ILLINOIS (4.3%)
   20,000    Chicago Board of Education GO, Series 1999A (INS)                                   4.50(a)   12/01/2009       17,319
    2,515    Chicago Special Assessment Improvement Bonds, Series 2002                           6.13      12/01/2012        2,618
             Chicago Water RB,
    2,965      Series 1997 (ETM) (INS)                                                           5.00(a)   11/01/2005        2,939
   13,300      Series 1997 (INS)                                                                 5.00(a)   11/01/2005       13,183
             Health Facilities Auth. RB,
      920      Series 2001 (Decatur Memorial Hospital)                                           4.38      10/01/2006          934
      990      Series 2001 (Decatur Memorial Hospital)                                           4.50      10/01/2007        1,017
      945      Series 2001A (Edward Hospital) (INS)                                              4.10       2/15/2006          953
    1,925      Series 2001A (Edward Hospital) (INS)                                              4.20       2/15/2007        1,966
    2,000      Series 2001A (Edward Hospital) (INS)                                              4.25       2/15/2008        2,063
    1,195      Series 2001A (Edward Hospital) (INS)                                              5.00       2/15/2009        1,272
    8,000    Pingree Grove, Special Tax Bonds, Series 05-1                                       5.25       3/01/2015        8,185
    1,068    Sangamon County RB (MLO) (acquired 6/29/1999; cost $1,068)(b)                       5.05      12/15/2005        1,071

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON           FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             INDIANA (0.6%)
  $ 3,000    Health Facility Financing Auth. RB, Series 1999A (INS)                              5.00%     11/01/2009   $    3,224
    3,750    Port Commission RB                                                                  4.10       5/01/2012        3,843

             IOWA (0.6%)
    4,850    Clinton Refunding IDRB, Series 2000                                                 5.80      11/01/2005        4,899
    2,000    Dubuque PCRB, Series 1998                                                           2.50      11/01/2005        1,995
    1,000    Lansing PCRB, Series 1998                                                           3.60      11/01/2008          986

             LOUISIANA (1.8%)
    3,600    Calcasieu Parish IDB RB, Series 2001                                                4.80      12/01/2006        3,678
             Jefferson Parish School Board RB,
    3,170      Series 1998 (INS)                                                                 4.80(a)    9/01/2007        2,976
    2,090      Series 1998 (INS)                                                                 4.90(a)    3/01/2008        1,928
             Plaquemines Port, Harbor, and Terminal District RB,
    5,250      Series 1985B                                                                      5.00       9/01/2007        5,298
    8,000      Series 1985C                                                                      5.00       9/01/2007        8,072

             MARYLAND (0.9%)
   10,460    Health and Higher Education Facilities Auth. RB (MLO),
               Series 2003C (acquired 3/05/2003; cost $10,460)(b)                                5.00       2/01/2013       11,224

             MASSACHUSETTS (2.2%)
             Commonwealth GO,
   12,575      Series 2000B (ETM)                                                                5.50       6/01/2008       13,455
    1,425      Series 2000B (ETM)                                                                5.50       6/01/2008        1,525
             Health and Educational Facilities Auth. RB,
    3,445      Series 1998B (INS)                                                                5.00       7/01/2006        3,510
    3,645      Series 1998B (INS)                                                                5.25       7/01/2007        3,787
    1,640      Series 1998B (INS)                                                                5.25       7/01/2008        1,727
             Port Auth. RB,
    1,540      Series 2003A (INS)                                                                5.00       7/01/2010        1,676
    1,230      Series 2003A (INS)                                                                5.00       7/01/2012        1,358

             MICHIGAN (0.7%)
             Hospital Finance Auth. RB, Genesys Health System Medical Center,
    2,500      Series 1998A (ETM)                                                                5.50      10/01/2006        2,588
    1,500      Series 1998A (ETM)                                                                5.50      10/01/2007        1,589
    1,000      Series 1998A (ETM)                                                                5.50      10/01/2008        1,079
    3,400    Wayne County COP (INS)                                                              5.63       5/01/2011        3,668

             MINNESOTA (0.4%)
             St. Paul Housing and Redevelopment Auth. Hospital RB,
    1,485      Series 1997A                                                                      5.20      11/01/2005        1,487
    1,560      Series 1997A                                                                      5.30      11/01/2006        1,567
    1,645      Series 1997A                                                                      5.35      11/01/2007        1,661

             MISSISSIPPI (2.4%)
   13,000    Adams County PCRB, Series 1994A                                                     5.50      12/01/2005       13,164
    1,950    Hospital Equipment and Facilities Auth. RB, Series 2000                             5.75      12/01/2005        1,953
             Jones County Hospital RB,
    1,000      Series 1997                                                                       5.00      12/01/2005        1,005
    1,050      Series 1997                                                                       5.00      12/01/2006        1,067

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4

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON           FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 1,105      Series 1997                                                                       5.10%     12/01/2007   $    1,134
    1,155      Series 1997                                                                       5.20      12/01/2008        1,184
    9,790    Lafayette County Hospital RB, Series 1997                                           5.50       3/01/2009       10,283

             MISSOURI (0.7%)
    9,000    Kansas City IDA PCRB, Series 2002                                                   4.50       4/01/2006        8,938

             NEBRASKA (0.4%)
             Investment Finance Auth. Hospital RB,
      465      Series 1997 (INS)                                                                 4.90      11/15/2005          468
      440      Series 1997 (INS)                                                                 5.00      11/15/2006          452
      410      Series 1997 (INS)                                                                 5.00      11/15/2007          428
      505      Series 1997 (INS)                                                                 5.05      11/15/2008          530
    2,570    O'Neil IDRB, Series 2001                                                            4.80       5/01/2009        2,709

             NEW JERSEY (0.2%)
    2,500    Economic Development Auth. RB, Series 2004                                          5.00       6/15/2008        2,618

             NEW MEXICO (1.0%)
             Jicarilla Apache Nation RB,
      700      Series 2003A(c)                                                                   4.00       9/01/2008          714
    1,500      Series 2003A(c)                                                                   5.00       9/01/2011        1,609
    1,850      Series 2003A(c)                                                                   5.00       9/01/2013        1,990
    7,500    Sandoval County Incentive Payment RB, Series 2004                                   4.25      12/01/2006        7,639

             NEW YORK (9.7%)
    3,995    Albany IDA RB, Series 2002A                                                         5.25       7/01/2008        4,170
    7,000    Convention Center Operating Corp. COP                                               5.25       6/01/2008        7,233
    1,740    Dormitory Auth. RB, Community Enhancement Facilities, Series 1999B                  4.00       4/01/2006        1,755
    5,000    Dormitory Auth. RB, Good Samaritan Hospital, Series 1998A (ETM) (INS)               5.50       7/01/2009        5,479
   20,360    Long Island Power Auth. RB, Series 2000A (ETM) (INS)                                5.15(a)    6/01/2006       19,878
    3,500    Municipal Bond Bank Agency RB, Series 2003C                                         5.25      12/01/2009        3,806
   10,000    Nassau County Interim Finance Auth. Refunding Bonds, Series 2003B (INS)             4.00      11/15/2008       10,367
             New York City GO,
       40      Series 1998F (ETM)                                                                5.50       8/01/2006           41
    4,860      Series 1998F                                                                      5.50       8/01/2006        5,004
    6,420      Series 1998F                                                                      5.50       8/01/2007        6,760
    1,085      Series 1999H (ETM)                                                                5.00       3/15/2008        1,148
    1,915      Series 1999H                                                                      5.00       3/15/2008        2,016
    3,750      Series 2001A (ETM)                                                                5.00       5/15/2007        3,910
    3,940      Series 2001A (ETM)                                                                5.00       5/15/2008        4,180
             New York City Transitional Finance Auth. RB,
    2,150      Series 1999A (ETM)                                                                5.00       8/15/2008        2,293
    7,850      Series 1999A (economically defeased)                                              5.00       8/15/2008        8,370
    2,000    Thruway Auth. Highway and Bridge Service Contract Bonds, Series 2003A               5.00       3/15/2010        2,164
             Thruway Auth. Highway and Bridge Trust Fund Bonds,
   10,000      Series 1999B (INS)                                                                5.00       4/01/2008       10,574
    7,650      Series 2000B (INS)                                                                5.50       4/01/2008        8,190
    9,500    Tobacco Settlement Financing Corp. RB, Series 2003A-1                               5.00       6/01/2010       10,248
    2,015    Ulster County IDA RB, Series 1999 (LOC - Manufacturers & Traders Trust Co.)         5.20      11/15/2009        2,137

             OHIO (0.3%)
             Franklin County Health Care Facilities RB,
    1,425      Series 1997                                                                       5.00       7/01/2005        1,425
    1,000      Series 1997                                                                       5.10       7/01/2006        1,015

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON           FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $   475      Series 1997                                                                       5.15%      7/01/2007   $      490
      600      Series 1997                                                                       5.25       7/01/2008          627

             OKLAHOMA (0.6%)
      510    Holdenville Industrial Auth. RB, Series 1995 (ETM)                                  6.35       7/01/2006          529
    6,000    State GO, Series 2003A (INS)                                                        5.00       7/15/2010        6,561

             PENNSYLVANIA (0.7%)
    4,400    East Hempfield Township IDA RB, Series 1985                                         5.25      12/01/2005        4,433
    3,990    Hampden IDA RB, Series 1999                                                         4.70       1/01/2007        4,093

             PUERTO RICO (1.9%)
   24,000    Government Development Bank CP                                                      3.00       7/08/2005       24,000

             SOUTH DAKOTA (0.2%)
    1,950    Sioux Falls Health Care Facilities RB, Series 2001                                  4.50      10/01/2006        1,982

             TENNESSEE (0.2%)
    1,845    Springfield Hospital RB, Series 1998                                                4.90       8/01/2008        1,880

             TEXAS (8.6%)
    2,070    Affordable Housing Corp. RB, Series 2002A (INS)                                     4.05       9/01/2007        2,087
    3,235    Austin Higher Education Auth. RB, Series 1998                                       4.80       8/01/2009        3,358
             Bexar County Limited Tax GO,
    1,800      Series 1999                                                                       4.35(a)    6/15/2006        1,753
    3,355      Series 1999                                                                       4.45(a)    6/15/2007        3,162
             Duncanville ISD GO,
    2,095      Series 2001A (NBGA)                                                               4.31(a)    2/15/2007        1,997
    2,095      Series 2001A (NBGA)                                                               4.42(a)    2/15/2008        1,934
   13,100    Gulf Coast Waste Disposal Auth. RB, Series 2001                                     4.20      11/01/2006       13,241
      750    Harlandale ISD School Refunding Bonds, Series 2000 (NBGA)                           5.10(a)    8/15/2008          681
             Harrison County Health Facilities Development Corp. RB,
    1,010      Series 1998 (INS)                                                                 4.80       1/01/2006        1,019
    1,055      Series 1998 (INS)                                                                 4.80       1/01/2007        1,080
    1,110      Series 1998 (INS)                                                                 4.90       1/01/2008        1,151
             Hidalgo County Health Services Corp. RB,
    1,090      Series 2005                                                                       4.00       8/15/2008        1,098
      190      Series 2005                                                                       5.00       8/15/2010          198
    3,000    Houston ISD GO, Series 1999A (NBGA)                                                 4.55(a)    2/15/2009        2,670
             Houston ISD Public Facility Corp. RB (MLO),
    3,885      Series 1998A (INS)                                                                4.85(a)    9/15/2007        3,636
    3,885      Series 1998A (INS)                                                                4.90(a)    9/15/2008        3,513
    4,805      Series 1998B (INS)                                                                4.85(a)    9/15/2007        4,497
    5,260      Series 1998B (INS)                                                                4.90(a)    9/15/2008        4,756
    3,495    Lewisville RB, Series 1998 (INS)                                                    5.00       9/01/2010        3,715
    8,150    Plano ISD GO, Series 2001 (NBGA)                                                    4.42(a)    2/15/2008        7,524
   20,000    Public Finance Auth. RB, Series 2003A (INS)                                         5.00      12/15/2008       21,370
   15,000    Turnpike Auth. RB, Series 2002                                                      5.00       6/01/2008       15,876
             Wylie ISD GO,
    1,580      Series 2001 (ETM) (NBGA)                                                          4.29(a)    8/15/2007        1,486
      800      Series 2001 (NBGA)                                                                4.29(a)    8/15/2007          751
      710      Series 2001 (ETM) (NBGA)                                                          4.40(a)    8/15/2008          646
      675      Series 2001 (NBGA)                                                                4.40(a)    8/15/2008          613

6

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON           FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 1,225      Series 2001 (ETM) (NBGA)                                                          4.50%(a)   8/15/2009   $    1,077
    2,155      Series 2001 (NBGA)                                                                4.50(a)    8/15/2009        1,885

             U.S. VIRGIN ISLANDS (0.2%)
    2,770    Public Finance Auth. RB, Series 2003A                                               4.00      10/01/2007        2,818

             VIRGINIA (0.6%)
    3,000    Chesterfield County IDA PCRB, Series 1987C                                          4.95      12/01/2007        3,039
             Newport News IDA IDRB,
    1,650      Series 2000                                                                       5.50       9/01/2006        1,704
    2,000      Series 2000                                                                       5.50       9/01/2008        2,159

             WISCONSIN (0.6%)
             Health and Educational Facilities Auth. RB,
      410      Series 1997                                                                       5.10      12/15/2005          411
      430      Series 1997                                                                       5.20      12/15/2006          431
      455      Series 1997                                                                       5.25      12/15/2007          455
      475      Series 1997                                                                       5.30      12/15/2008          475
    6,885    Kenosha GO, Series 1998B (ETM) (INS)                                                4.50(a)   10/15/2008        6,233
                                                                                                                        ----------
             Total fixed-rate instruments (cost: $521,554)                                                                 533,603
                                                                                                                        ----------
             PUT BONDS (30.2%)

             ARIZONA (0.8%)
   10,000    Maricopa County PCRB, Series 2000B                                                  2.90       6/01/2035        9,770

             CALIFORNIA (3.3%)
    6,255    Fresno MFH RB, Series 1997A                                                         4.88       1/01/2028        6,409
    3,000    Health Facilities Financing Auth. RB, Series 2004H                                  4.45       7/01/2026        3,110
             Pollution Control Financing Auth. RB,
   11,000      Series 1985A                                                                      2.00       3/01/2008       10,914
    8,000      Series 1986D                                                                      2.00       2/28/2008        7,938
             Statewide Communities Development Auth. RB,
    5,000      Series 1999F                                                                      5.30       6/01/2029        5,247
    7,000      Series 2002D                                                                      4.35      11/01/2036        7,108

             COLORADO (1.0%)
    3,000    Health Facilities Auth. RB, Series 2004B                                            3.75       6/01/2034        2,985
   10,000    Regional Transportation District COP (MLO), Series 2002A (INS)                      2.30      12/01/2022        9,892

             FLORIDA (2.0%)
   19,390    Hillsborough County IDA PCRB                                                        4.00       5/15/2018       19,635
    3,000    Miami-Dade County School Board COP, Series 2003A (INS)                              5.00       8/01/2027        3,163
    2,500    Univ. Athletic Association, Inc. RB, Series 2001 (LOC - SunTrust Bank)              2.80      10/01/2031        2,473

             GEORGIA (0.9%)
   10,000    Municipal Electric Auth. Subordinated Bonds, Series 2003B (INS)                     5.00       1/01/2026       10,628

             ILLINOIS (1.1%)
             Educational Facilities Auth. RB,
    1,250      Series 1998A                                                                      4.13      3/01/2030         1,266
   12,000      Series 2000A                                                                      3.65      3/01/2034        12,028

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                                           RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
              INDIANA (1.9%)
  $10,000     Development Finance Auth. PCRB, Series 1998A                                       4.75%      3/01/2025   $   10,093
              Rockport PCRB,
    7,500       Series 2002A                                                                     4.90       6/01/2025        7,701
    6,000       Series 2003C                                                                     2.63       4/01/2025        5,942

              IOWA (0.7%)
    8,500     Chillicothe PCRB, Series 1998                                                      3.60      11/01/2023        8,389

              KANSAS (2.1%)
   17,350     Burlington Environmental Improvement RB, Series 1998C                              2.38      10/01/2017       17,323
    8,000     La Cygne Environmental Improvement RB, Series 1994                                 2.25       3/01/2015        7,987

              LOUISIANA (0.4%)
    5,000     Offshore Terminal Auth. RB, Series 2001                                            3.65      10/01/2021        5,006

              MASSACHUSETTS (0.8%)
    9,955     Health and Educational Facilities Auth. RB, Series A (LOC - KBC Bank, N.V.)        4.50      10/01/2026       10,048

              MICHIGAN (1.4%)
              Hospital Finance Auth. RB,
    5,000       Series 1999A                                                                     5.30      11/15/2033        5,164
    5,000       Series 1999A                                                                     5.20      11/15/2033        5,044
    6,980     State COP (MLO), Series 2004A (INS)                                                5.00       9/01/2031        7,542

              MONTANA (0.6%)
    6,810     State Board of Investments RB, Series 1994 (NBGA)                                  2.60       3/01/2009        6,800

              NEW MEXICO (1.4%)
   18,000     Farmington PCRB, Series 2003B                                                      2.10       4/01/2033       17,825

              NEW YORK (1.5%)
    9,400     Brookhaven IDA RB, Series 2001                                                     4.38      11/01/2031        9,530
    8,000     Urban Development Corp. RB, Series 2003A                                           5.25       1/01/2021        8,531

              OHIO (1.8%)
              Air Quality Development Auth. PCRB,
    5,000       Series 2002A                                                                     3.50       1/01/2029        5,000
    2,000       Series 2002A                                                                     3.38       1/01/2029        2,002
    2,015     Allen County Economic Development RB, Series 1998 (LOC - National City Bank)       3.00       4/15/2018        2,007
              Water Development Auth. PCRB,
    6,000       Series 1999                                                                      3.35       6/01/2033        6,003
    7,500       Series 1999B                                                                     4.50       9/01/2033        7,507

              PENNSYLVANIA (0.4%)
    5,000     Derry Township Industrial and Commercial Development Auth. RB,
                Series 2000A (LOC - PNC Bank, N.A.)                                              4.88      11/01/2030        5,015

              RHODE ISLAND (0.2%)
    2,405     Health and Educational Building Corp. RB,
                Series 2003B (LOC - Citizens Bank of Rhode Island)                               2.55       9/15/2033        2,384

              SOUTH DAKOTA (0.6%)
    7,270     Rapid City Health Facility RB, Series 2001                                         4.50      11/01/2021        7,376

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON           FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             TEXAS (5.5%)
             Brazos River Harbor Navigation RB,
  $ 8,500      Series 1991                                                                       2.90%     10/01/2011   $    8,500
   15,000      Series 2002B-2                                                                    4.75       5/15/2033       15,443
             Lewisville RB,
    7,120      Series 1996 (PRE) (LOC - Wells Fargo Bank, N.A.)                                  5.00       5/01/2021        7,179
    3,000      Series 2001 (PRE) (LOC - Wells Fargo Bank, N.A.)                                  4.13       5/01/2031        3,058
             Port Development Corp. RB,
   15,100      Series 1985A (LOC - Mizuho Corporate Bank Ltd.)                                   3.10      12/01/2005       15,100
    4,400      Series 1985B (LOC - Mizuho Corporate Bank Ltd.)                                   3.10      12/01/2005        4,400
             Red River Education Finance Corp. RB,
   12,000      Series 2001                                                                       2.75       3/01/2031       11,768
    2,500      Series 2004 (LOC - Allied Irish Banks plc)                                        2.10      12/01/2034        2,424

             VIRGINIA (0.3%)
    3,750    Peninsula Ports Auth. Coal Terminal RB, Series 2003                                 3.30      10/01/2033        3,752

             WISCONSIN (0.3%)
    3,000    Health and Educational Facilities Auth. RB, Series 2004 (LOC - Citibank, N.A.)      5.00       1/01/2034        3,214

             WYOMING (1.2%)
   15,000    Lincoln County PCRB, Series 1991                                                    3.40       1/01/2016       14,912
                                                                                                                        ----------
             Total put bonds (cost: $372,023)                                                                              372,535
                                                                                                                        ----------
             PERIODIC AUCTION RESET BONDS (3.0%)

             CALIFORNIA (1.2%)
    2,000    Statewide Communities Development Auth., COP, SAVRS, Series TJT5 (INS)              4.50       5/15/2029        2,000
    2,450    Statewide Communities Development Auth., COP, SAVRS, Series TMG9 (INS)              4.45       5/15/2029        2,450
    9,650    Statewide Communities Development Auth., COP, SAVRS (INS)                           4.40      12/01/2028        9,650

             FLORIDA (1.2%)
    6,150    Brevard County Health Facilities Auth. RB, SAVRS, Series 1998 (INS)                 4.40      12/01/2028        6,150
    8,500    Volusia County IDA RB, SAVRS, Series 1998 (INS)                                     4.40      12/01/2028        8,500

             INDIANA (0.3%)
    4,200    Clarksville RB, SAVRS, Series 1998 (INS)                                            4.95      12/01/2025        4,200

             KENTUCKY (0.3%)
    4,200    Economic Development Finance Auth. RB, SAVRS, Series 1998 (INS)                     4.40      12/01/2028        4,200
                                                                                                                        ----------
             Total periodic auction reset bonds (cost: $37,150)                                                             37,150
                                                                                                                        ----------
             VARIABLE-RATE DEMAND NOTES (23.4%)

             ALABAMA (0.3%)
    3,400    McIntosh IDRB, Series 1998D                                                         2.58       7/01/2028        3,400

             ARKANSAS (0.4%)
    5,175    Texarkana IDRB, Series 1991                                                         3.53       3/01/2021        5,175

             COLORADO (0.7%)
    8,250    Denver City and County MFH RB, Series 1989 (LOC - Commerzbank AG)                   2.45      12/15/2014        8,250

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON           FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             DELAWARE (1.4%)
  $ 6,600    Economic Development Auth. IDA RB, Series 1984                                      2.40%     12/01/2014   $    6,600
   10,100    Economic Development Auth. RB, Series 1999A                                         2.42       7/01/2024       10,100

             IDAHO (1.6%)
   19,885    American Falls Reservoir District RB, Series 2000                                   2.70       2/01/2025       19,885

             ILLINOIS (0.0%)(d)
      215    West Frankfort Commercial Redevelopment RB                                          3.10       4/01/2007          215

             INDIANA (0.4%)
    1,945    Huntington Economic Development RB,
               Series 1998 (LOC - Wells Fargo Bank, N.A.)                                        2.40      12/01/2025        1,945
    2,500    St. Joseph County Economic Development RB,
               Series 2002 (LOC - Wells Fargo Bank, N.A.)                                        2.40       6/01/2022        2,500

             IOWA (1.3%)
             Chillicothe PCRB,
    5,300      Series 1991                                                                       2.70      11/01/2010        5,300
    2,400      Series 1992A                                                                      2.70       3/01/2010        2,400
    3,785    Finance Auth. RB, Series 1999 (LOC - Wells Fargo Bank, N.A.)                        2.40       2/01/2019        3,785
    5,000    Storm Lake Higher Education Facilities RB, Series 2000 (LIQ)                        2.45      11/01/2015        5,000

             KANSAS (0.0%)(d)
      400    Mission MFH RB, Series 1996 (NBGA)                                                  2.42       9/15/2026          400

             KENTUCKY (1.0%)
   12,400    Economic Development Finance Auth. RB, Series 1998 (LIQ) (INS)                      2.50       8/01/2018       12,400

             LOUISIANA (1.9%)
   12,600    Public Facilities Auth. MFH RB, Series 1991 (NBGA)                                  2.50       7/01/2007       12,600
             Public Facilities Auth. RB,
    9,900      Series 1999 (LOC - Hibernia National Bank)                                        2.40       9/01/2028        9,900
    1,200      Series 2001B (LOC - Hibernia National Bank)                                       2.43       7/01/2023        1,200

             MICHIGAN (2.1%)
    7,300    Job Development Auth. PCRB, Series 1985 (LOC - Sumitomo Mitsui Banking Corp.)       4.90      10/01/2008        7,300
   18,835    Strategic Fund PCRB, Series 1985                                                    5.25      12/01/2008       18,835

             MISSOURI (0.6%)
    5,003    Branson Creek Community Improvement District Special Assessment Bonds,
               Series 2002 (LOC - Union Planters Bank, N.A.)                                     2.56       3/01/2022        5,003
    2,600    St. Louis Port Auth. IDRB, Series 1989 (LOC - Banco Nazionale del Lavoro S.p.A.)    2.73       6/01/2006        2,600

             NEW HAMPSHIRE (0.4%)
    4,620    Business Finance Auth. RB, Series 2005A (LOC - Banknorth, N.A.)                     2.34       5/01/2035        4,620

             NEW YORK (1.2%)
   14,700    New York City IDA, Fiscal 2004A, Floater Certificates, Series 2004-921 (LIQ)(c)     2.48       5/01/2029       14,700

             OHIO (2.5%)
             Air Quality Development Auth. RB,
   13,000      Series 1995A                                                                      2.42       9/01/2030       13,000
    9,700      Series 1995B                                                                      2.49       9/01/2030        9,700
    7,915    Marion County RB, Series 2002 (LOC - Sky Bank)                                      2.78       9/01/2024        7,915

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON           FINAL       MARKET
   AMOUNT    SECURITY                                                                            RATE        MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
             OKLAHOMA (1.7%)
  $21,600    Muskogee Industrial Trust PCRB, Series 1997A                                        2.48%      6/01/2027   $   21,600

             PENNSYLVANIA (0.7%)
    9,100    Berks County IDA RB, Series 1982 (NBGA)                                             3.85       7/01/2016        9,100

             TENNESSEE (0.3%)
    3,500    Hamilton County IDRB, Series 1985 (LOC - Mizuho Corporate Bank Ltd.)                2.44      11/01/2005        3,500

             TEXAS (0.8%)
   10,400    Alamo Heights Higher Education Facility RB,
               Series 1999A (LOC - JPMorgan Chase Bank, N.A.)                                    2.40       4/01/2019       10,400

             VERMONT (0.2%)
    2,275    Educational and Health Buildings Financing Agency RB,
               Series 2004B (LOC - SunTrust Bank) (INS)                                          2.45       1/01/2019        2,275

             VIRGINIA (0.0%)(d)
      100    Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                                  2.24      12/01/2031          100

             WEST VIRGINIA (0.3%)
    3,100    Monongalia County Commercial Development RB,
               Series 2004 (LOC - U.S. Bank, N.A.)                                               2.38      12/01/2012        3,100

             WISCONSIN (0.5%)
    6,800    Sheboygan PCRB, Series 1984                                                         2.40       8/01/2014        6,800

             WYOMING (3.1%)
   22,485    Converse County PCRB, Series 1992                                                   2.67      12/01/2020       22,485
             Sweetwater County PCRB,
    9,335      Series 1992A                                                                      2.67      12/01/2020        9,335
    6,305      Series 1992B                                                                      2.67      12/01/2020        6,305
                                                                                                                        ----------
             Total variable-rate demand notes (cost: $289,728)                                                             289,728
                                                                                                                        ----------

             TOTAL INVESTMENTS (COST: $1,220,455)                                                                       $1,233,016
                                                                                                                        ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2005, were $15,094,000 and $2,533,000, respectively, resulting in net unrealized appreciation of $12,561,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,235,766,000 at June 30, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM FUND
JUNE 30, 2005 (UNAUDITED)

             by the Company's Board of Directors. The aggregate market value of these securities at June 30, 2005, was $12,295,000, which represented 1.0% of the Fund's net assets.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (d) Represents less than 0.1% of net assets.

                   DIRECTORS        Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

              ADMINISTRATOR,        USAA Investment Management Company
         INVESTMENT ADVISER,        P.O. Box 659453
                UNDERWRITER,        San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT        USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                   CUSTODIAN        State Street Bank and Trust Company
              AND ACCOUNTING        P.O. Box 1713
                       AGENT        Boston, Massachusetts 02105

                 INDEPENDENT        Ernst & Young LLP
           REGISTERED PUBLIC        100 West Houston St., Suite 1900
             ACCOUNTING FIRM        San Antonio, Texas 78205

                   TELEPHONE        Call toll free - Central time
            ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL        (800) 531-8181
           INFORMATION ABOUT        For account servicing, exchanges,
                MUTUAL FUNDS        or redemptions
                                    (800) 531-8448

             RECORDED MUTUAL        24-hour service (from any phone)
           FUND PRICE QUOTES        (800) 531-8066

                 MUTUAL FUND        (from touch-tone phones only)
              USAA TOUCHLINE        For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

             INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48496-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    August 29, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 29, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 29, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.